UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Dreman Financial Services Fund

	Shares	Value ($)

Common Stocks 99.8%
Consumer Staples 3.7%
Tobacco
Altria Group, Inc.	39,700	3,316,141
Energy 10.7%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	10,200	478,482
Apache Corp.	6,600	430,848
ConocoPhillips	61,389	3,893,904
Devon Energy Corp.	7,500	468,675
EnCana Corp.	18,400	970,416
Occidental Petroleum Corp.	23,200	1,182,968
Tesoro Corp.	15,900	1,027,299
Valero Energy Corp.	18,100	1,038,940

		9,491,532
Financials 85.4%
Capital Markets 13.8%
Ameriprise Financial, Inc.	6,580	300,903
Bear Stearns Companies, Inc.	12,700	1,655,445
Franklin Resources, Inc.	13,900	1,367,899
Lehman Brothers Holdings, Inc.	22,100	1,410,201
Mellon Financial Corp.	45,500	1,693,965
Morgan Stanley	61,000	4,013,190
The Goldman Sachs Group, Inc.	12,800	1,902,720

		12,344,323
Commercial Banks 21.6%
Fifth Third Bancorp.	27,800	1,093,652
KeyCorp.	86,800	3,193,372
Marshall & Ilsley Corp.	28,500	1,328,955
Mercantile Bankshares Corp.	6,000	221,580
National Bank of Canada	54,500	2,956,994
National City Corp.	49,525	1,712,574
PNC Financial Services Group, Inc.	28,200	1,996,278
Regions Financial Corp.	13,800	496,662
US Bancorp.	83,600	2,681,052
Wachovia Corp.	36,400	1,988,532
Wells Fargo & Co.	45,500	1,581,125

		19,250,776
Consumer Finance 1.5%
American Express Co.	25,200	1,324,008
Diversified Financial Services 18.1%
Bank of America Corp.	114,656	5,901,344
CIT Group, Inc.	34,100	1,536,546
Citigroup, Inc.	123,700	6,104,595
JPMorgan Chase & Co.	56,184	2,565,362

		16,107,847
Insurance 9.7%
Allstate Corp.	19,200	1,112,448
American International Group, Inc.	96,850	6,180,967

Chubb Corp.	26,900	1,349,304

		8,642,719
Real Estate Investment Trusts 1.0%
NovaStar Financial, Inc. (REIT) (a)	29,600	872,016
Thrifts & Mortgage Finance 19.7%
Fannie Mae	109,100	5,744,115
Freddie Mac	87,800	5,584,080
Hudson City Bancorp., Inc.	21,600	282,096
Sovereign Bancorp, Inc.	61,315	1,277,805
The PMI Group, Inc.	24,700	1,068,028
Washington Mutual, Inc.	86,800	3,636,052

		17,592,176

Total Common Stocks (Cost $60,922,184)		88,941,538
Securities Lending Collateral 0.9%
Daily Assets Institutional Fund, 5.28% (b) (c) (Cost $811,800)	811,800	811,800
Cash Equivalents 0.5%
Cash Management QP Trust, 5.33% (d) (Cost $467,390)	467,390	467,390
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 62,201,374)	101.2	90,220,728
Other Assets and Liabilities, Net	(1.2)	(1,066,963)

Net Assets	100.0	89,153,765

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $792,792 which is 0.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Financial Services Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Financial Services Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006